DESCRIPTION OF BUSINESS (Details)	Jun. 30, 2023 USD ($)	Jun. 29, 2023 USD ($) $ / shares	Aug. 30, 2022 USD ($)	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
LMA
Business Acquisition [Line Items]
Exchange ratio				0.8	0.8
Consideration	$ 366,388,668
LMA and Abacus
Business Acquisition [Line Items]
Consideration	$ 531,750,000
Abacus Settlements, LLC
Business Acquisition [Line Items]
Consideration		$ 531,800,000	$ 618,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 10	$ 10
Aggregate transaction proceeds threshold		$ 200,000,000
Abacus Settlements, LLC | LMA
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Aggregate consideration election		$ 20,000,000
Abacus Settlements, LLC | LMA and Abacus
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares		$ 10